OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Other assets

	As at December 31, 2018	As at December 31, 2017
Derivative assets (note 25f)	$1	$1
Goods and services taxes recoverable[1]	271	398
Notes receivable[2]	285	279
Restricted cash[3]	121	119
Prepayments	37	42
Norte Abierto JV Partner Receivable	143	166
Other investments	209	33
Other	168	232
	$1,235	$1,270

[1]
Includes VAT and fuel tax receivables of $110 million in Argentina, $111 million in Tanzania and $50 million in Chile (Dec. 31, 2017: $220 million, $132 million and $46 million, respectively). The VAT in Argentina is recoverable once Pascua-Lama enters production.

[2]
Primarily represents the interest bearing promissory note due from NovaGold and the non-interest bearing shareholder loan due from the Jabal Sayid JV as a result of the divestment of 50 percent interest in Jabal Sayid.

[3]	Represents cash balance at Pueblo Viejo that is contractually restricted to the disbursements for environmental rehabilitation that are expected to occur near the end of Pueblo Viejo’s mine life.